Earnings Per Share - Schedule of Earnings Per Share, Basic and Diluted (Details) - USD ($)		6 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Numerators
Net income		$ 1,069,327	$ 684,393
Class A Ordinary Shares [Member]
Denominators
Weighted average number of ordinary shares, basic	[1]	10,000,000	10,000,000
Weighted average number of ordinary shares, diluted	[1]	10,000,000	10,000,000
Net income per ordinary share, basic	[1]	$ 0.11	$ 0.07
Net income per ordinary share, diluted	[1]	$ 0.11	$ 0.07
Class B Ordinary Shares [Member]
Denominators
Weighted average number of ordinary shares, basic	[1]	0	0
Weighted average number of ordinary shares, diluted	[1]	0	0
Net income per ordinary share, basic	[1]	$ 0	$ 0
Net income per ordinary share, diluted	[1]	$ 0	$ 0

[1]	The shares and per share data are presented on a retroactive basis to reflect the stock split.